Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Annual Return 2020	13.97%
Annual Return 2021	8.95%
Annual Return 2022	(16.25%)
Annual Return 2023	12.74%